Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule Of Stock Options Outstanding And Exercisable Abstract
Number of Shares, Outstanding at Beginning balance	30,361,405	28,772,180	28,772,180
Weighted Average Exercise Price, Outstanding at Beginning balance	$ 3.45	$ 2.38	$ 2.38
Weighted Average Remaining Contractual Term (Years), Outstanding at Beginning balance	6 years 9 months 10 days	6 years 9 months
Average Intrinsic Value, Outstanding at Beginning balance	$ 168,923	$ 36,987	$ 36,987
Number of Shares, Granted	391,619	5,203,804
Weighted Average Exercise Price, Granted	$ 6.17	$ 6.84
Number of Shares, Exercised	(3,139,565)	(2,178,412)
Weighted Average Exercise Price, Exercised	$ 1.16	$ 0.87
Average Intrinsic Value, Exercised	$ 21,751	$ 5,947
Number of Shares, Forfeited or cancelled	(663,656)	(1,801,023)
Weighted Average Exercise Price, Forfeited or cancelled	$ 4.51	$ 3.11
Number of Shares, Outstanding at Ending balance	26,949,803	29,996,549	30,361,405
Weighted Average Exercise Price, Outstanding at Ending balance	$ 3.73	$ 3.22	$ 3.45
Weighted Average Remaining Contractual Term (Years), Outstanding at Ending balance	6 years 6 months 10 days	6 years 10 months 6 days
Average Intrinsic Value, Outstanding at Ending balance	$ 14,790	$ 172,816	$ 168,923
Number of Shares, Exercisable	18,698,462	17,350,839
Weighted Average Exercise Price, Exercisable	$ 2.83	$ 2.06
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 7 months 28 days	5 years 2 months 19 days
Average Intrinsic Value, Exercisable	$ 14,511	$ 119,390